Other receivables, prepayments and deposits (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Other receivables prepayments and deposits
Advances to staff	$ 479,332	$ 123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875
Other receivables, prepayments and deposits	$ 5,750,056	$ 3,332,747